Accrued Expenses - Schedule of Accrued expenses consisted (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Payables and Accruals [Abstract]
Accrued vacation	$ 55,683	$ 91,125
Accrued wages	65,173	80,904
Accrued legal	24,729	79,691
Accrued interest	50,037	0
Other	174,029	116,646
Total	$ 369,651	$ 368,366